CONSOLIDATED STATEMENTS OF OPERATIONS $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS
Gross revenues	$ 35,302	$ 54,944	$ 63,689
Costs and expenses:
Costs of sales and services	7,063	19,074	29,882
Selling, general and administrative	25,335	24,182	28,480
Finance costs	2,493	1,763	1,809
Credit losses (recovery)	22	547	(47)
Impairment of (reversal of impairment of) assets held for sale	18,579	(1,246)	31,443
Exchange differences on foreign currency transactions, net loss (gain)	833	427	(3,922)
Total	54,325	44,747	87,645
(Loss) income before income taxes	(19,023)	10,197	(23,956)
Income tax recovery (expense):
Income taxes	2,630	(1,907)	6,207
Resource property revenue taxes	(3,875)	(6,891)	(5,658)
Income tax (expense) recovery	(1,245)	(8,798)	549
Net (loss) income for the year	(20,268)	1,399	(23,407)
Net (income) loss attributable to non-controlling interests	(320)	(8)	9
Net (loss) income attributable to owners of the parent company	$ (20,588)	$ 1,391	$ (23,398)
Basic (loss) earnings per share (in dollars per share) | $ / shares	$ (1.39)	$ 0.09	$ (1.58)
Diluted (loss) earnings per share (in dollars per share) | $ / shares	$ (1.39)	$ 0.09	$ (1.58)
Weighted average number of common shares outstanding
Basic (in shares) | shares	14,822,251	14,822,251	14,811,118
Diluted (in shares) | shares	14,822,251	14,822,261	14,811,118
Dividends per share:
Declared (in dollars per share) | (per share)	$ 0.37	$ 0.23	$ 1.13
Paid (in dollars per share) | $ / shares		$ 0.23	$ 1.13